PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, plant and equipment
Property, plant and equipment, gross	¥ 195,377		¥ 158,839
Less: accumulated depreciation	(70,832)		(36,387)
Property, plant and equipment, net	133,873	$ 21,008	124,619
Software and Electronic Equipment
Property, plant and equipment
Property, plant and equipment, gross	78,854		65,288
Building
Property, plant and equipment
Property, plant and equipment, gross	34,764		19,342
Leasehold Improvements
Property, plant and equipment
Property, plant and equipment, gross	81,759		74,209
Construction in Progress
Property, plant and equipment
Property, plant and equipment, gross	¥ 9,328		¥ 2,167